Liability in Respect of Government Grants - Schedule of Changes in Liability in Respect of Government Grants (Details) - ILS (₪) ₪ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Changes in Liability in Respect of Government Grants [Abstract]
Beginning balance		₪ 960	₪ 1,328	₪ 1,254
Adjustment of the liability in respect of government grants in respect of change in the expected discounted cash flows and exchange rate differentials (*)	[1]	(735)	(224)	74
Royalties payable to the IIA		(50)	(144)
Ending balance		175	960	1,328
Current liability		62	239
Non-current liability		113	721
Total liability		₪ 175	₪ 960	₪ 1,328

[1]	Due to a change in management assessment regarding the amount and timing of the expected cash flows, the Company recognized a decrease in the liability in respect of government grants in the years ended December 31, 2024 and 2025.